UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07644

Gabelli Capital Series Funds, Inc. (Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422 (Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422 (Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

¢  Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2014 (Unaudited)

Shares		Market Value

Common Stocks — 100.0%
Aerospace — 3.5%
19,000	Exelis Inc.	$ 361,190
6,875	HEICO Corp.	413,600
2,000	Rockwell Automation Inc.	249,100
200,000	Rolls-Royce Holdings plc	3,581,015
3,500	The Boeing Co.	439,215

		5,044,120

Agriculture — 0.3%
9,000	Archer Daniels Midland Co.	390,510
1,500	Bunge Ltd.	119,265

		509,775

Automotive — 1.2%
50,000	Navistar International Corp.†	1,693,500

Automotive: Parts and Accessories — 1.1%
4,200	BorgWarner Inc.	258,174
4,000	CLARCOR Inc.	229,400
10,000	Dana Holding Corp.	232,700
15,000	Standard Motor Products Inc.	536,550
16,000	Superior Industries International Inc.	327,840

		1,584,664

Aviation: Parts and Services — 4.4%
2,000	B/E Aerospace Inc.†	173,580
26,000	Curtiss-Wright Corp.	1,652,040
93,000	GenCorp Inc.†	1,699,110
36,000	Kaman Corp.	1,464,480
5,500	Precision Castparts Corp.	1,390,180

		6,379,390

Broadcasting — 3.1%
40,000	CBS Corp., Cl. A, Voting	2,475,600
10,000	Cogeco Inc.	495,703
8,000	Liberty Media Corp., Cl. A†	1,045,840
10,000	LIN Media LLC, Cl. A†	265,000
8,000	Sinclair Broadcast Group Inc., Cl. A	216,720

		4,498,863

Business Services — 0.8%
1,000	Ascent Capital Group Inc., Cl. A†	75,550
26,000	Diebold Inc.	1,037,140

		1,112,690

Shares		Market Value

Cable and Satellite — 5.1%
11,000	AMC Networks Inc., Cl. A†	$ 803,990
150,000	Cablevision Systems Corp., Cl. A	2,530,500
23,000	DIRECTV†	1,757,660
14,000	DISH Network Corp., Cl. A†	870,940
4,000	EchoStar Corp., Cl. A†	190,240
5,000	Liberty Global plc, Cl. A†	208,000
15,000	Liberty Global plc, Cl. C†	610,650
6,000	Scripps Networks Interactive Inc., Cl. A	455,460

		7,427,440

Communications Equipment — 0.7%
50,000	Corning Inc.	1,041,000

Computer Software and Services — 1.3%
100,000	Furmanite Corp.†	982,000
12,000	Internap Network Services Corp.†	84,960
10,000	NCR Corp.†	365,500
12,000	Yahoo! Inc.†	430,800

		1,863,260

Consumer Services — 1.7%
80,000	Rollins Inc.	2,419,200

Diversified Industrial — 6.8%
21,000	Ampco-Pittsburgh Corp.	396,270
22,000	Crane Co.	1,565,300
25,000	Griffon Corp.	298,500
60,000	Honeywell International Inc.	5,565,600
15,000	ITT Corp.	641,400
70,000	Myers Industries Inc.	1,394,400

		9,861,470

Electronics — 2.6%
41,000	Cypress Semiconductor Corp.	421,070
16,000	Sony Corp., ADR	305,920
66,000	Texas Instruments Inc.	3,111,900

		3,838,890

Energy and Utilities — 7.0%
6,000	Cameron International Corp.†	370,620
5,500	Chevron Corp.	654,005
9,000	ConocoPhillips	633,150
3,000	CONSOL Energy Inc.	119,850
8,000	Devon Energy Corp.	535,440
22,000	El Paso Electric Co.	786,060
11,000	Exxon Mobil Corp.	1,074,480
20,000	GenOn Energy Inc., Escrow†	0
32,000	National Fuel Gas Co.	2,241,280
2,000	Phillips 66	154,120
3,000	Royal Dutch Shell plc, Cl. A, ADR	219,180
102,000	RPC Inc.	2,082,840
70,000	Weatherford International Ltd.†	1,215,200

		10,086,225

See accompanying notes to schedule of investments.	1

¢  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Shares		Market Value

Entertainment — 10.5%
3,500	Discovery Communications Inc., Cl. A†	$ 289,450
3,500	Discovery Communications Inc., Cl. C†	269,710
100,000	Grupo Televisa SAB, ADR	3,329,000
8,000	Starz, Cl. A†	258,240
28,000	The Madison Square Garden Co., Cl. A†	1,589,840
40,000	Time Warner Inc.	2,613,200
20,000	Twenty-First Century Fox Inc., Cl. A	639,400
67,000	Viacom Inc., Cl. A	5,712,420
18,000	Vivendi SA	501,412

		15,202,672

Environmental Services — 1.0%
34,000	Waste Management Inc.	1,430,380

Equipment and Supplies — 8.7%
38,000	AMETEK Inc.	1,956,620
32,000	Capstone Turbine Corp.†	68,160
17,500	CIRCOR International Inc.	1,283,275
93,000	CTS Corp.	1,941,840
13,000	Flowserve Corp.	1,018,420
24,000	Franklin Electric Co. Inc.	1,020,480
15,000	Graco Inc.	1,121,100
23,000	IDEX Corp.	1,676,470
8,000	The Eastern Co.	129,040
50,000	The L.S. Starrett Co., Cl. A	796,500
2,000	Watts Water Technologies Inc., Cl. A	117,380
40,000	Xylem Inc.	1,456,800

		12,586,085

Financial Services — 9.1%
56,000	American Express Co.	5,041,680
5,000	Argo Group International Holdings Ltd.	229,500
16,000	BKF Capital Group Inc.†	20,080
14,000	JPMorgan Chase & Co.	849,940
25,000	Legg Mason Inc.	1,226,000
4,000	Marsh & McLennan Companies Inc.	197,200
28,000	Morgan Stanley	872,760
3,600	Northern Trust Corp.	236,016
6,000	State Street Corp.	417,300
41,000	The Bank of New York Mellon Corp.	1,446,890
53,000	Wells Fargo & Co.	2,636,220

		13,173,586

Food and Beverage — 10.1%
39,000	Brown-Forman Corp., Cl. A	3,468,270
1,000	Brown-Forman Corp., Cl. B	89,690
70,000	Danone SA, ADR	993,300
40,000	Diageo plc, ADR	4,983,600
13,000	Fomento Economico Mexicano SAB de CV, ADR	1,212,120
72,000	The Coca-Cola Co.	2,783,520
37,141	Tootsie Roll Industries Inc.	1,111,995

		14,642,495

Shares		Market Value

Health Care — 1.7%
60,000	Boston Scientific Corp.†	$ 811,200
1,000	DENTSPLY International Inc.	46,040
8,000	Henry Schein Inc.†	954,960
1,000	Laboratory Corp. of America Holdings†	98,210
2,000	Mead Johnson Nutrition Co.	166,280
8,000	Patterson Companies Inc.	334,080

		2,410,770

Hotels and Gaming — 2.8%
24,000	Boyd Gaming Corp.†	316,800
8,000	Canterbury Park Holding Corp.†	87,760
10,000	Churchill Downs Inc.	913,000
56,000	Dover Motorsports Inc.	140,000
7,143	International Game Technology	100,431
22,000	Las Vegas Sands Corp.	1,777,160
17,000	Ryman Hospitality Properties Inc.	722,840

		4,057,991

Machinery — 1.7%
148,000	CNH Industrial NV†	1,702,000
9,200	Deere & Co.	835,360

		2,537,360

Manufactured Housing and Recreational Vehicles — 0.3%
4,000	Cavco Industries Inc.†	313,800
20,000	Skyline Corp.†	121,000

		434,800

Metals and Mining — 2.1%
44,500	Freeport-McMoRan Copper & Gold Inc.	1,471,615
66,000	Newmont Mining Corp.	1,547,040

		3,018,655

Publishing — 1.4%
85,000	Journal Communications Inc., Cl. A†	753,100
49,000	Media General Inc.†	900,130
6,000	Meredith Corp.	278,580
5,000	News Corp., Cl. A†	86,100

		2,017,910

Real Estate — 1.0%
50,000	Griffin Land & Nurseries Inc.	1,512,000

Retail — 3.9%
42,000	Aaron’s Inc.†	1,270,080
27,000	CVS Caremark Corp.	2,021,220
26,000	Hertz Global Holdings Inc.†	692,640
12,000	Ingles Markets Inc., Cl. A	285,840
24,000	J.C. Penney Co. Inc.†	206,880
29,000	Safeway Inc.	1,071,260
1,000	The Cheesecake Factory Inc.	47,630

		5,595,550

2	See accompanying notes to schedule of investments.

¢  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Shares		Market Value

Specialty Chemicals — 2.2%
62,000	Ferro Corp.†	$846,920
17,000	International Flavors & Fragrances Inc.	1,626,390
600	Quaker Chemical Corp.	47,298
12,000	Sensient Technologies Corp.	676,920

		3,197,528

Telecommunications — 0.9%
80,000	NII Holdings Inc.†	95,200
10,000	Rogers Communications Inc., Cl. B	414,400
28,000	Telephone & Data Systems Inc.	733,880

		1,243,480

Transportation — 0.9%
20,000	GATX Corp.	1,357,600

Wireless Communications — 2.1%
11,500	Millicom International Cellular SA, SDR	1,171,801
45,000	United States Cellular Corp.	1,845,450

		3,017,251

	Total Common Stocks	144,796,600

TOTAL INVESTMENTS — 100.0% (Cost $67,458,149)		$144,796,600

	Aggregate tax cost	$68,678,265

	Gross unrealized appreciation	$79,038,660
	Gross unrealized depreciation	(2,920,325)

	Net unrealized appreciation/depreciation	$76,118,335

†	Non-income producing security.

ADR	American Depositary Receipt

SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.	3

¢  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

4

¢  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 10,086,225	—	$ 0	$ 10,086,225
Financial Services	13,153,506	$20,080	—	13,173,586
Other Industries (a)	121,536,789	—	—	121,536,789

Total Common Stocks	144,776,520	20,080	0	144,796,600

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$144,776,520	$20,080	$ 0	$144,796,600

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the

5

¢  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2014

* Print the name and title of each signing officer under his or her signature.